Activities of the Company and significant events	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Activities of the Company and significant events
1.
Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San José del Cabo, Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Moreover the Company operates, maintains and utilizes two airports in Jamaica, starting in April 2015, the Sangster International Airport in Montego Bay, Jamaica by the subsidiary MBJ Airports Limited (MBJA), and on October 2019 the Norman Manley International Airport (NMIA) by the subsidiary PAC Kingston Airport Limited (PACKAL) and since July 2024,we are in control of the company Guadalajara World Trade Center, S.A. de C.V. (“GWTC”) which its main activity is related with the operation of Bonded Warehouses in Guadalajara Airport. The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.
Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) (formerly called Ministry of Communications and Transportation) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.

The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law. As of January 1, 2024, this percentage increases to 9% in accordance with the decree issued by the Federal Government and notified to the Company on November 13, 2023.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, Auxiliary Services Agency (ASA) and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of this date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction for the acquisition of 100% of the shares of the Spanish company Desarrollo de Concesiones Aeroportuarias, S.L. (DCA). The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants, which concluded in favor of GAP. The total amount of the transaction was USD$192.0 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago, Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago de Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, SCL must remain in effect for an additional year after the transfer. After that first year, SCL will remain in effect until its dissolution, which was confirmed on December 12, 2023.

On October 10, 2018, the Company through its subsidiary PACKAL, entered into a concession agreement with Airport Authority of Jamaica (AAJ), with which the authority guaranteed to PACKAL the right to rehabilitate, develop, operate and maintain NMIA for a period of 25 years with a possible extension of 5 years, as of October 10, 2019. In accordance with the terms of the concession agreement, the Company paid USD $7.1 million (USD $2.1 million to the International Finance Corporation (IFC) and USD $5.0 million to the AAJ). Once the operation begins, PACKAL is obliged to pay the AAJ a concession right of 62.01% of the total aeronautical and commercial revenues. All long-lived assets located in the NMIA are owned by AAJ. Upon the expiration of the term of the concession’s agreement granted to the Company, the assets, including all the improvements made to the airport facilities during the term of the concessions, will automatically revert in favor of AAJ.

b.
Significant events

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On March, 2024 the Company issued 30.0 million sustainability-linked long-term debt securities for a total Ps.3,000,000, and payment of principal at maturity, under the modality of communicating vessels: i) GAP 24L Ps.1,384,868 of these bonds at a variable rate of TIIE-28 plus 25 basis points, payment of the principal on March 17, 2027 and ii) GAP 24-2L Ps.1,615,132 that will pay interest every 182 days at a fixed annual rate of 9.94%, with payment of the principal on March 12, 2031. The resources were allocated for payment of the maturity of the GAP 19 debt securities of Ps.3,000,000.

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In an Ordinary Shareholders’ Meeting held on April 25, 2024, the shareholders approved the proposal of cancellation of the remaining of the repurchase fund reserve, approved in an Ordinary General Shareholders’ Meeting held on April 13, 2023 for an amount of Ps.2,500,000, as well as, approval a maximum amount of resources allocated for the repurchase of the Company’s own shares of Ps.2,500,000 during the 12 months after April 25, 2024, in accordance with Article 56 of the Securities Market Law. Of the amount approved in fiscal year 2023, no shares were repurchased.

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In a General Extraordinary Shareholders’ Meeting held on April 25, 2024 the shareholders approved: i) a capital reduction of Ps.13.86 pesos per outstanding share to be paid within the following 12 months. The Shareholder’s Meeting was informed that, as a consequence, all the necessary corporate legal procedures were carried out, as well as the reform of Article Six of the By-laws of the Company that derive from the approvals, to read as follows: “The Capital Stock will be variable. The minimum fixed portion of the capital is Ps.1,194,390, represented by 505,277,464 shares, registered of Class I and without value expression, fully subscribed and paid”. The two payments of the capital reductions were made on July 2, 2024 and November 26, 2024, equivalent to Ps.3,501,573 for each payment.

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On June 7, 2024, the loan with Banco Nacional de México, S.A. (“Citibanamex”) was refinanced for Ps.1,500,000, extending the maturity in 18 months. Interest will be payable monthly at a variable rate of TIIE-28 plus 24 basis points, without commissions, the payment of the principal will be at maturity on December 5, 2025.

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On June 11, 2024, the acquisition of 51.5% of the shares representing the capital stock of Guadalajara World Trade Center, S.A. de C.V. (“GWTC”) was signed, for a total amount of Ps.875,504. GWTC is a Group comprised of seven subsidiaries, specialized in handling, storage and custody services for international trade merchandise in facilities qualified as fiscal precincts at the Guadalajara Airport and the Puebla Airport. This acquisition was completed on June 20 with the payment of the amount before mentioned. GWTC was consolidated as of July 1, 2024, the date in which control of the company was assumed. The amount of incomes generated between the period of January to December 2024 represents 3.9% over the total incomes and the asset represents 0.9% of the GAP assets.

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On June 20, 2024, the Company entered into loan agreement with BBVA México, S.A. (“BBVA”), for Ps.875,000 for a 12-month term, the loan agreement was destinated for the acquisition of 51.5% of GWTC. Interest will be paid monthly at a variable rate of TIIE-28 plus 20 basis points, the payment of the principal will be at maturity on June 19, 2025, without commissions.

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On July 10, 2024, the loan with Citibanamex was refinanced for Ps.1,000,000, extending the maturity by an additional 12 months. Interest will be payable monthly at a variable rate of TIIE-28 plus 18 basis points, without commissions, the payment of the principal will be at maturity on July 10, 2025.

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On August 27, 2024, it was announced that the ordinary review process of the Master Development Programs (“PMD”) and Maximum Tariffs for Mexico’s airports, approved by the Ministry of Infrastructure, Communications and Transportation (“SICT”), through the Federal Civil Aviation Agency (“AFAC”) for the period 2025-2029, was concluded.

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On September 5, 2024, the Company issued 56.5 million long-term debt securities for a total Ps.5,648,134 with unsecured guarantee and payment of principal at maturity, under the “GAP 24” name at a variable rate TIIE-28 plus 60 basis points, principal payment on August 30, 2029. The proceeds were used to pay the maturity of GAP 15-2, for a total amount of Ps.1,500,000 and the remain resources to comply MDP capital investments in Mexico for 2024 and commercial investments.

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On September 26, 2024, the loan with Citibanamex was refinanced for USD$40.0 million, extending the maturity by an additional 6 months. Interest will be payable monthly at a variable SOFR rate plus 25 basis points, without commissions, the payment of the principal will be at maturity on March 21, 2025.

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On October 18, 2024, the loan with Banco Santander México, S.A. (Santander) was refinanced for Ps.1,500,000, extending the maturity by an additional 12 months. Interest will be payable monthly at a variable rate of TIIE-28 plus 38 basis points, without commission, the payment of the principal will be at maturity on October 17, 2025.